24. Other Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Other Commitments and Contingencies
Other Commitments and Contingencies

24.        Other commitments and contingencies

Commitments

The Group has entered into agreements for the use of licenses. The fees recognized in the consolidated statement of comprehensive income for 2020, 2019 and 2018, as well as future related payment obligations under any non-cancellable fees are not considered material.

Contingencies

Affimed has entered into various license agreements that contingently trigger payments upon achievement of certain milestones and royalty payments upon commercialization of a product in the future.